INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Income Statement [Abstract]
Net sales	$ 2,919,045	$ 1,579,486
Cost of sales	(2,863,803)	(1,230,842)
Gross profit	55,242	348,644
Operating expenses
General and administrative expenses	(860,953)	(235,235)
Total operating expenses	(860,953)	(235,235)
(Loss) Income from operations	(805,711)	113,409
Other expense	0	(1,759)
(Loss) Income before income taxes	(805,711)	111,650
Income tax expense	(9)	(62,160)
Net (loss) income	(805,720)	49,490
Less: Net loss attributable to non-controlling interests	0	0
Net (loss) income attributable to the company	(805,720)	49,490
Comprehensive Income
Net (loss) income	(805,720)	49,490
Foreign currency translation (loss) gain	(129,231)	1,669
Total comprehensive (loss) income	(934,951)	51,159
Comprehensive (loss) income attributable to the Company	$ (934,951)	$ 51,159
Basic	$ (0.0755)	$ 0.0054
Diluted	$ (0.0755)	$ 0.0036
Weighted average number of common shares outstanding
Basic	10,677,150	9,131,786
Diluted	10,677,150	13,821,506